Further Detail of Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Profit or loss [abstract]
Schedule of further detail of profit or loss
	For the year ended December 31
	2018		2019		2020
	Thousands USD		Thousands USD		Thousands USD
A. Research and development expenses, net
Payroll	4,890		4,834		6,531
Materials	1,065		1,001		940
Subcontractors	70		82		258
Patent registration	70		144		160
Depreciation	880		1,534		1,588
Rental fees and maintenance	908		197		173
Other	782		339		249
	8,665		8,131		9,899
Less – government grants	(42)		(49)		(21)
	8,623		8,082		9,878
B. Sales and marketing expenses
Payroll	2,226		2,873		5,326
Marketing, advertising and commissions	1,381		1,808		577
Rental fees and maintenance	64		114		201
Travel abroad	201		317		235
Depreciation	186		212		223
Other	201		145		35
	4,259		5,469		6,597

C. General and administrative expenses
Payroll	819	(*)	872	(*)	1,377
Share based payment expenses	206	(*)	155	(*)	16,837
Fees	32		22		22
Professional services	1,114		1,358		1,064
Directors pay	209	(*)	187	(*)	-
Office expenses	311		359		386
Travel abroad	45		37		44
Depreciation	-		78		76
Rental fees and maintenance	91		43		46
Other	107		159		435
	3,002		3,270		20,287
D. Finance income
Revaluation of liability in respect of government grants	-		58		75
Exchange rate differences	-		-		123
Revaluation of financial liabilities at fair value through profit or loss (**)	-		8,707		-
Bank interest and fees	54		-		248
	54		8,765		446
Finance expense
Exchange rate differences	127		151		-
Bank fees	-		14		28
Finance expense in respect of lease liability	-		425		390
Revaluation of financial liabilities at fair value through profit or loss (**)	-		-		12,825
Fundraising expenses	-		1,693		-
Revaluation of liability in respect of government grants	265		-		-
	392		2,283		13,243
(*)	Reclassified.
(**)	See Note 11.B regarding financing transactions that included issuance of financial instruments accounted at fair value through profit and loss.